Intangible Assets and Goodwill - Schedule of Intangible Assets Amortization Expense (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
2020		$ 20,862
2021	$ 20,868	20,862
2022	20,868	20,862
2023	20,868	20,862
2024	20,795	20,790
Thereafter	12,408	12,408
Total	$ 111,459	$ 116,646	$ 136,078